UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/00

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive

         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

     Jeffrey R. Scharf     Santa Cruz, CA     May 18, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     185629


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
AMERICAN INT'L GROUP           COM               26874107     9439    98648 SH        SOLE                       0        0    98648
AT&T                           COM                1957109     6090   207324 SH        SOLE                       0        0   207324
CANADIAN NAT'L RAILWAY         COM              136375102     8471   288981 SH        SOLE                       0        0   288981
CANADIAN PACIFIC               COM              135923100     5446   209478 SH        SOLE                       0        0   209478
DONNELLEY (RR) & SONS          COM              257867101     7721   314335 SH        SOLE                       0        0   314335
EASTMAN KODAK                  COM              277461109     1127    27565 SH        SOLE                       0        0    27565
FANNIE MAE                     COM              313586109     8076   112947 SH        SOLE                       0        0   112947
FIRST DATA CORP                COM              319963104     7677   196523 SH        SOLE                       0        0   196523
FREDDIE MAC                    COM              313400301     6708   124082 SH        SOLE                       0        0   124082
GANNETT                        COM              364730101     7317   138055 SH        SOLE                       0        0   138055
GENERAL AMER 7 2% PREF         PREF             368802302      370    15765 SH        SOLE                       0        0    15765
GENUINE PARTS                  COM              372460105     5288   277382 SH        SOLE                       0        0   277382
INT'L BUSINESS MACHINES        COM              459200101    10882    96731 SH        SOLE                       0        0    96731
INTEL CORP                     COM              458140100     6132   147529 SH        SOLE                       0        0   147529
JOHNSON CONTROLS               COM              478366107     1762    33135 SH        SOLE                       0        0    33135
K-MART CV PREF  T              CV  PREF         489778208      888    28530 SH        SOLE                       0        0    28530
KNIGHT RIDDER                  COM              499040103     3778    74355 SH        SOLE                       0        0    74355
LEAR CORP                      COM              521865105     4913   238910 SH        SOLE                       0        0   238910
LENNAR 0% CV LYON 7/29/18      CV  BOND         526057AA2      640  1405000 SH        SOLE                       0        0  1405000
LONGS DRUG STORES              COM              543162101     1016    53110 SH        SOLE                       0        0    53110
MASCO                          COM              574599106     6832   366801 SH        SOLE                       0        0   366801
MERCK                          COM              589331107      816    10963 SH        SOLE                       0        0    10963
MERRILL LYNCH                  COM              590188108      669    10135 SH        SOLE                       0        0    10135
MICROSOFT                      COM              594918104     4587    76059 SH        SOLE                       0        0    76059
MORGAN STANLEY/DN WITTER       COM              617446448     6362    69577 SH        SOLE                       0        0    69577
NATIONAL DATA CV 5% 2003       CV  BOND         635621AA3      683   790000 SH        SOLE                       0        0   790000
NATIONS BALANCED FUND          COM              63857K107      579    68155 SH        SOLE                       0        0    68155
NEW PLAN EXCEL REALTY          COM              648059103     3388   247490 SH        SOLE                       0        0   247490
NEWELL RUBBERMAID              COM              651229106     5467   239645 SH        SOLE                       0        0   239645
NUVEEN CA MUNI VALUE FUND      COM              67062C107      129    13820 SH        SOLE                       0        0    13820
PFIZER                         COM              717081103     3779    84093 SH        SOLE                       0        0    84093
RYLAND GROUP                   COM              783764103    11910   384180 SH        SOLE                       0        0   384180
SALOMON NIKKEI CV BOND         MITTS            79549B628      314    34400 SH        SOLE                       0        0    34400
SHERWIN-WILLIAMS               COM              824348106     2624   122775 SH        SOLE                       0        0   122775
SNAP ON                        COM              833034101     6257   265565 SH        SOLE                       0        0   265565
TORCHMARK                      COM              891027104     2821   101420 SH        SOLE                       0        0   101420
TRICON GL RESTAURANTS          COM              895953107     5378   175605 SH        SOLE                       0        0   175605
USX 6 75% CV PREF  Z           CV  PREF         90339E201      872    26620 SH        SOLE                       0        0    26620
V F  CORPORATION               COM              918204108     3299   133645 SH        SOLE                       0        0   133645
WAL-MART STORES                COM              931142103     7380   153355 SH        SOLE                       0        0   153355
WASHINGTON MUTUAL              COM              939322103     7742   194465 SH        SOLE                       0        0   194465
